CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 793,435	$ 202,180
Trade and other receivables	86,362	12,303
Value added taxes receivable	35,801	33,864
Inventories	84,753	62,524
Other financial assets	180,386	49,781
Prepaid expenses and other	11,964	8,169
Total current assets	1,192,701	368,821
Non-current assets
Mining interests	2,680,048	1,034,522
Property, plant and equipment	560,458	378,630
Right-of-use assets	14,469	23,898
Deposits on non-current assets	6,456	5,720
Loan Receivable	5,000	5,000
Non-current restricted cash	144,267	106,072
Non-current value added taxes receivable	11,130	10,750
Deferred tax assets	80,386	46,375
Total assets	4,694,915	1,979,788
Current liabilities
Trade and other payables	207,911	103,895
Unearned revenue	592	580
Current portion of debt facilities	487	825
Current portion of lease liabilities	10,792	16,215
Income taxes payable	239,357	22,792
Total current liabilities	459,139	144,307
Non-current liabilities
Debt facilities	291,729	208,657
Lease liabilities	5,731	11,320
Decommissioning liabilities	187,098	159,067
Other liabilities	7,294	5,587
Non-current income taxes payable	0	19,685
Deferred tax liabilities	570,958	80,094
Total liabilities	1,521,949	628,717
Equity
Share capital	3,079,179	1,978,101
Equity reserves	243,801	90,028
Accumulated deficit	(561,975)	(717,058)
Equity attributable to owners of the Company	2,761,005	1,351,071
Non-controlling interest	411,961	0
Total equity	3,172,966	1,351,071
Total liabilities and equity	$ 4,694,915	$ 1,979,788